Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
7.	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Machinery and electronic equipment	12,098,631	17,409,218
Office furniture	266,252	370,667
Leasehold improvement	1,550,648	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	—	194,892,201
Construction in progress	165,221,605	—
Less: Accumulated depreciation	(9,524,568)	(18,165,635)
Property, plant and equipment, net	169,653,582	197,341,915

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB3,353,055, RMB3,436,716 and RMB8,669,931, respectively.

As of December 31, 2023 and 2024, property, plant and equipment with net book value of nil and RMB188,432,414 was pledged as collateral under a loan arrangement, respectively (also see Note 11).